UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-22016

Exact name of registrant as specified in charter:	Aberdeen Global Premier Properties Fund

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Standard Investments Inc.
1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2019

Item 1. Schedule of Investments - The schedule of investments for the three-month period ended January 31, 2019 is filed herewith.

Portfolio of Investments (unaudited)

As of January 31, 2019

	Shares	Value
LONG-TERM INVESTMENTS (102.4%)

COMMON STOCKS (102.4%)

AUSTRALIA (2.7%)

Industrial REITs (1.4%)

Goodman Group, REIT(a)	913,358	$7,773,510

Retail REITs (1.3%)

Scentre Group REIT(a)	2,389,484	6,920,620
		14,694,130
AUSTRIA (1.1%)

Real Estate Operating Companies (1.1%)

CA Immobilien Anlagen AG	169,710	6,072,255
BELGIUM (1.2%)

Real Estate Operating Companies (1.2%)

VGP NV	85,333	6,426,825
BRAZIL (0.7%)

Homebuilding (0.2%)

Cyrela Brazil Realty SA Empreendimentos e Participacoes(a)	273,930	1,278,301

Real Estate Operating Companies (0.5%)

BR Malls Participacoes SA(a)	316,299	1,262,136
Multiplan Empreendimentos Imobiliarios SA(a)	173,826	1,241,076
		2,503,212
		3,781,513
CANADA (2.6%)

Diversified REITs (1.8%)

Dream Global Real Estate Investment Trust	979,000	9,663,709

Office REITs (0.8%)

Allied Properties Real Estate Investment Trust	124,195	4,461,360
		14,125,069
CHILE (0.9%)

Real Estate Operating Companies (0.9%)

Parque Arauco SA	1,725,759	4,736,758
CHINA (6.7%)

Real Estate Development (6.7%)

China Resources Land Ltd.(a)	2,104,000	8,209,312
China Vanke Co. Ltd., H Shares(a)	1,950,000	7,907,429
CIFI Holdings Group Co. Ltd.(a)	7,333,495	4,852,282
Longfor Group Holdings Ltd.(a)	2,006,937	6,253,713
Shimao Property Holdings Ltd.(a)	1,598,500	4,551,974

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2019

Times China Holdings Ltd.(a)	4,000,000	$5,235,018
		37,009,728
FRANCE (3.1%)

Diversified REITs (1.2%)

Gecina SA, REIT(a)	45,099	6,627,860

Retail REITs (1.9%)

Unibail-Rodamco-Westfield(a)	58,233	10,473,300
		17,101,160
GERMANY (7.8%)

Real Estate Development (1.3%)

Instone Real Estate Group AG(b)(c)	326,004	7,033,765

Real Estate Operating Companies (6.5%)

ADO Properties SA(a)(c)	281,160	16,877,877
Corestate Capital Holding SA(a)	146,709	5,376,891
TLG Immobilien AG(a)	237,945	7,305,420
Vonovia SE(a)	125,000	6,282,323
		35,842,511
		42,876,276
HONG KONG (0.6%)

Retail REITs (0.6%)

Link REIT(a)	322,500	3,544,965
INDIA (1.5%)

Diversified Real Estate Activities (0.4%)

Phoenix Mills Ltd. (The)(a)	287,492	2,408,950

Hotels, Resorts & Cruise Lines (0.5%)

Lemon Tree Hotels Ltd.(a)(b)(c)	2,896,185	2,861,288

Real Estate Development (0.6%)

Prestige Estates Projects Ltd.(a)	1,124,241	3,163,349
		8,433,587
JAPAN (11.3%)

Diversified Real Estate Activities (2.8%)

Kenedix, Inc.(a)	786,600	4,141,746
Sumitomo Realty & Development Co. Ltd.(a)	151,351	5,780,075
Tokyu Fudosan Holdings Corp.(a)	975,670	5,315,491
		15,237,312

Diversified REITs (2.2%)

Canadian Solar Infrastructure Fund, Inc.(a)	8,300	7,357,210
Kenedix Office Investment Corp.(a)	731	5,020,446
		12,377,656

Hotel & Resort REITs (1.0%)

Invincible Investment Corp., REIT(a)	13,391	5,827,683

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2019

Industrial REITs (1.6%)

GLP J-Reit(a)	8,434	$8,963,386

Office REITs (2.4%)

Daiwa Office Investment Corp., REIT(a)	854	5,711,651
Invesco Office J-Reit, Inc.(a)	28,819	4,346,389
Orix JREIT, Inc., REIT(a)	1,844	3,223,092
		13,281,132

Real Estate Operating Companies (1.3%)

Hulic Co. Ltd.(a)	534,772	4,934,558
Ichigo, Inc.(a)	607,323	2,100,130
		7,034,688
MEXICO (1.7%)

Hotel & Resort REITs (0.3%)

Concentradora Fibra Hotelera Mexicana SA de CV(c)	2,611,146	1,369,598

Industrial REITs (0.8%)

PLA Administradora Industrial S de RL de CV	3,191,232	4,539,294

Real Estate Operating Companies (0.6%)

Corp. Inmobiliaria Vesta SAB de CV	2,507,723	3,513,284
		9,422,176
NETHERLANDS (0.6%)

IT Consulting & Other Services (0.6%)

InterXion Holding NV(b)	58,855	3,533,654
REPUBLIC OF IRELAND (2.0%)

Consumer Discretionary (0.9%)

Dalata Hotel Group PLC	757,380	4,949,981

Real Estate (1.1%)

Green REIT PLC(a)	3,755,442	6,215,499
		11,165,480
SINGAPORE (2.6%)

Real Estate Operating Companies (1.1%)

Ascendas India Trust	8,000,000	6,418,066

Retail REITs (1.5%)

CapitaLand Mall Trust, REIT(a)	4,575,304	8,170,340
		14,588,406
SPAIN (1.5%)

Diversified REITs (1.5%)

Merlin Properties Socimi SA, REIT(a)	600,000	8,049,468
SWEDEN (1.0%)

Real Estate Operating Companies (1.0%)

Catena AB(a)	212,582	5,726,597

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (continued)

As of January 31, 2019

UNITED KINGDOM (3.5%)

Diversified REITs (1.3%)

LondonMetric Property PLC, REIT(a)	2,787,999	$6,866,797

Health Care REITs (1.1%)

Assura PLC	7,929,357	6,219,283

Industrial REITs (1.1%)

Segro PLC, REIT(a)	706,305	6,004,088
		19,090,168
UNITED STATES (49.3%)

Diversified REITs (2.0%)

Colony Capital, Inc.(d)	485,647	2,947,877
STORE Capital Corp.	159,259	5,147,251
VEREIT, Inc.	383,484	3,098,551
		11,193,679

Health Care REITs (7.1%)

Omega Healthcare Investors, Inc.	172,207	6,920,999
Sabra Health Care REIT, Inc.	244,991	5,032,115
Ventas, Inc.	102,340	6,599,907
Welltower, Inc.	263,535	20,421,327
		38,974,348

Hotel & Resort REITs (0.6%)

DiamondRock Hospitality Co.	352,482	3,581,217

Hotels, Resorts & Cruise Lines (1.4%)

Hilton Worldwide Holdings, Inc.(d)	54,581	4,065,193
Hyatt Hotels Corp.(d), Class A	54,517	3,811,283
		7,876,476

Industrial REITs (6.4%)

Duke Realty Corp.(d)	407,449	11,913,809
Prologis, Inc. REIT(d)	341,446	23,614,405
		35,528,214

Mortgage REITs (6.0%)

Blackstone Mortgage Trust, Inc., Class A, REIT	158,984	5,483,358
Starwood Property Trust, Inc.(d)	1,260,340	27,828,307
		33,311,665

Office REITs (6.7%)

Alexandria Real Estate Equities, Inc.(d)	91,933	12,108,496
Highwoods Properties, Inc.	172,810	7,658,939
Hudson Pacific Properties, Inc.(d)	245,157	7,960,248
SL Green Realty Corp.	97,889	9,047,880
		36,775,563

Residential REITs (7.9%)

AvalonBay Communities, Inc.(d)	67,669	13,054,703
Camden Property Trust(d)	63,217	6,128,888

See Notes to Portfolio of Investments.

Portfolio of Investments (unaudited) (concluded)

As of January 31, 2019

Equity LifeStyle Properties, Inc.(d)	94,815	$10,039,012
Invitation Homes, Inc.	188,716	4,244,223
UDR, Inc.	231,513	10,128,694
		43,595,520

Retail REITs (7.8%)

Brixmor Property Group, Inc.(d)	439,420	7,527,265
Macerich Co. (The)	101,096	4,666,591
Realty Income Corp.	173,430	11,912,907
Regency Centers Corp.	48,998	3,184,870
Simon Property Group, Inc.(d)	87,665	15,965,550
		43,257,183

Specialized REITs (3.4%)

American Tower Corp.(d)	43,308	7,485,355
CoreSite Realty Corp.	8,300	819,957
Equinix, Inc.	20,234	7,972,196
GEO Group, Inc. (The)(d)	100,000	2,255,000
		18,532,508
		272,626,373
Total Common Stocks		565,726,445
Total Long-Term Investments—102.4% (cost $537,564,868)		565,726,445
Total Investments—102.4% (cost $537,564,868)		565,726,445
Liabilities in Excess of Other Assets—(2.4)%		(13,083,488)
Net Assets—100.0%		$552,642,957

(a)	Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note (a) of the accompanying Notes to Portfolio of Investments.
(b)	Non-income producing security.
(c)	Denotes a security issued under Regulation S or Rule 144A.
(d)	All or a portion of the security has been designated as collateral for the line of credit.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

January 31, 2019

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to the Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, and has an objective to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Fund’s Board of Directors. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the

Notes to Portfolio of Investments (unaudited) (concluded)

January 31, 2019

circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of January 31, 2019 in valuing the Fund’s investments at fair value. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Refer to the Portfolio of Investments for a detailed breakout of the security types:

	Level 1-Quoted Prices ($)	Level 2-Other Significant Observable Inputs ($)	Level 3-Significant Unobservable Inputs ($)	Total ($)
Investments, at Value
Investments in Securities
Common Stocks	$341,564,205	$224,162,240	$—	$565,726,445
Amounts listed as “-” are $0 or round to $0.

For the period ended January 31, 2019, there were no significant changes to the fair valuation methodologies.

b. Restricted Securities:

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Funds may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended (the “1933 Act”). Rule 144A securities may be freely traded among certain qualified institutional investors, such as the Funds, but resale of such securities in the U.S. is permitted only in limited circumstances.

Item 2. Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Global Premier Properties Fund

By:	/s/ Christian Pittard

Christian Pittard,

Principal Executive Officer of

Aberdeen Global Premier Properties Fund

Date: March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christian Pittard

Christian Pittard,

Principal Executive Officer of

Aberdeen Global Premier Properties Fund

Date: March 28, 2019

By:	/s/ Andrea Melia

Andrea Melia,

Principal Financial Officer of

Aberdeen Global Premier Properties Fund

Date: March 28, 2019